Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Taxes on Unrealized Holding Gains On Securities Available For Sale	$ (1,001,537)	$ 1,330,097	$ (1,546,139)
Taxes on Reclassification Adjustment For Gains Included In Net Income	$ 143,317	$ 187,775	$ 267,425